Statement of Additional Information Supplement	July 1, 2022

PUTNAM VARIABLE TRUST

Statement of Additional Information dated April 30, 2022

Effective July 1, 2022, the first sentence of the section TRUST ORGANIZATION AND CLASSIFICATION is deleted in its entirety and replaced with the following:

Each fund, except for Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT Global Health Care Fund and Putnam VT Growth Opportunities Fund, is a “diversified” series of the Trust, a Massachusetts business trust organized on September 24, 1987.

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Effective July 1, 2022, Items (6)(a) and (6)(b) of the section INVESTMENT RESTRICTIONS are deleted in their entirety and replaced with the following:

(6)(a) (All funds except Putnam VT Global Health Care Fund, Putnam VT Focused International Equity Fund, Putnam VT Emerging Markets Equity Fund and Putnam VT Growth Opportunities Fund) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(6)(b) (Putnam VT Global Health Care Fund, Putnam VT Focused International Equity Fund, Putnam VT Emerging Markets Equity Fund and Putnam VT Growth Opportunities Fund) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

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Effective July 1, 2022, Items (7)(a), (7)(b) and (7)(d) of the section INVESTMENT RESTRICTIONS are deleted in their entirety and replaced with the following:

(7)(a) (All funds except Putnam VT Multi-Asset Absolute Return Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Focused International Equity Fund, Putnam VT Emerging Markets Equity Fund and Putnam VT Growth Opportunities Fund) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(7)(b) (Putnam VT Multi-Asset Absolute Return Fund, Putnam VT George Putnam Balanced Fund and Putnam VT Global Asset Allocation Fund) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(d) (Putnam VT Focused International Equity Fund, Putnam VT Emerging Markets Equity Fund and Putnam VT Growth Opportunities Fund) With respect to 50% of its total assets, acquire more than 10% of the voting securities of any issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

SAI Supplement - 7/22